UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



1.  Name and address of issuer:

    VLC Trust (formerly Ocean State Tax-Exempt Fund)
    One Regency Plaza, Suite One, Providence, RI  02903

2. Name of each series or class of funds for which this notice is filed:

    Ocean State Tax-Exempt Fund

3.  Investment Company Act File Number:   811-4788

    Securities Act File Number:  33-7788

4.  Last day of fiscal year for which this notice is filed:

    October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:___


6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                          0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          0


9. Number and aggregate sale price of securities sold during the fiscal year:

    259,900 shares  /  $2,697,652 aggregate sales price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    259,900 shares  /  $2,697,652 aggregate sales price


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable, (see Instruction B.7):

    108,243 shares  /  $1,119,237 aggregate sales price

12. Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year in
           reliance on rule 24f-2 (from item 10) $ 2,697,652

    (ii)   Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from item 11, if applicable):  + 1,119,237

    (iii)  Aggregate price of shares redeemed
           or repurchased during the fiscal year
           (if applicable):                      - 3,816,889

    (iv)   Aggregate price of shares redeemed
           or repurchased and previously applied
           as a reduction to filing fees pursuant
           to rule 24e-2 (if applicable):        +      0

    (v)    Net aggregate price of securities
           sold and issued during the fiscal year
           in reliance on rule 24f-2 [line (i),plus
           line (ii),less line (iii), plus line (iv)]
           (if applicable):                             0

    (vi)   Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                     x 1/2900

    (vii)  Fee due [line (i) or line (v)
           multiplied by line (vii)]:                   0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a). ____

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:     No Fee Required

                           SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)* s/Kevin M. Oates, Treasurer

         Kevin M. Oates, Treasurer

Date:    December 27, 1995





                                       December 26, 1995

VLC Trust
One Regency Plaza
Providence, RI  02903

    Re:  Form 24F-2 Annual Notice of Securities Sold Pursuant to
         Rule 24f-2

Gentlemen:

    In connection with the filing by VLC Trust (formerly Ocean State Tax-Exempt Fund) (the "Trust") of Form 24F-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Act") for the Trust's fiscal year ended October 31, 1995, you have requested that the undersigned provide the necessary legal opinion as required by said Rule.

    In accordance with Rule 24f-2, the Trust has registered an indefinite number of shares of beneficial interest, $.01 par value, under the Securities Act of 1933. The purpose of the Form 24F-2 Annual Notice is to make definite the registration of the following shares of the Trust sold in reliance upon the Rule during the fiscal year ended October 31, 1995.

    Ocean State Tax-Exempt Fund Shares:  368,143

    This firm serves as counsel to the Trust. We have examined copies of the Trust's Agreement and Declaration of Trust, as amended, its By-Laws, votes adopted by its Trustees, and such other records and documents as we have deemed necessary for purposes of this opinion. Further, we have examined a Certificate of Treasurer of the Trust to the effect that the Trust received the cash consideration for each of the Shares in accordance with the aforementioned charter documents and votes.

    On the basis of the foregoing, and assuming all of the Shares were sold in accordance with the terms of the Trust's Prospectus in effect at the time of sale, it is our opinion that the Shares were legally issued, fully paid and non-assessable.

VLC Trust
December 26, 1995
Page Two


    This opinion is for the limited purposes expressed above and should not be deemed to be an expression of opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state "blue sky" or securities laws in connection with the sales of the Shares.

                                       Very truly yours,



                                       HINCKLEY, ALLEN & SNYDER